Convertible Debentures	12 Months Ended
Dec. 31, 2012
Convertible Debentures
9.	CONVERTIBLE DEBENTURES

On January 31, 2012, the Company repaid in cash the aggregate principal amount of the outstanding Debentures of CDN $228,456 and accrued and unpaid interest of CDN $5,445.

Debenture financing costs for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Accretion of debt discount	$(25,175)	$(41,737)
Financing costs	(1,746)	(4,195)
Foreign exchange loss on debenture	(4,217)	—
Extinguishment of conversion feature	—	66,679

	$(31,138)	$20,747